Mezzanine Equity and Shareholders' Deficit - Additional Information (Detail) - USD ($)						12 Months Ended
	Jun. 26, 2022	Mar. 25, 2022	Oct. 31, 2021	Jul. 31, 2021	Feb. 26, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Nov. 01, 2019
Temporary And Stockholders Equity Note Disclosure [Line Items]
Common stock, shares authorized			5,000,000			5,500,000	5,000,000
Common stock par or stated value par value			$ 0.0001			$ 0.0001	$ 0.0001
Common stock voting rights			one
Original issue price per share						$ 10.00
Minimum Threshold Offering For Conversion of Temporary Equity						$ 200
Percentage of equity interest in subsidiary on as converted basis									27.80%
Stock issued during period shares new issues						5,080,409
Stock issuance costs incurred						$ 8,880,000	$ 2,009,000
Issuance of common stock in exchange for non-controlling interest, net of issuance costs						23,743,000	0
PredaSARs common stock
Temporary And Stockholders Equity Note Disclosure [Line Items]
Stock issuance costs incurred							700,000	$ 500,000
Issuance of common stock in exchange for non-controlling interest, net of issuance costs						$ 432,000
Series Seed Preferred Stock
Temporary And Stockholders Equity Note Disclosure [Line Items]
Original issue price per share								$ 1,000
Preferred stock dividend rate percentage						8.00%
Dividends declared						$ 0	$ 0
Preferred stock, shares authorized									25,000
Preferred stock par or stated value per share									$ 0.01
Stock issued during period shares new issues							15,190	9,810
Gross proceeds from issuance of preferred stock							$ 15,200,000	$ 9,800,000
Total proceeds from preferred stock							$ 25,000,000
Preferred stock, shares issued							25,000
Preferred stock, shares outstanding							25,000
Series Seed Preferred Stock | Agreement with Noncontrolling Interest Holders
Temporary And Stockholders Equity Note Disclosure [Line Items]
Number of shares issued in exchange of stock					25,000
Number of shares received by preferred stock holder for each share held						15.523
Common Stock [Member] | Agreement with Noncontrolling Interest Holders
Temporary And Stockholders Equity Note Disclosure [Line Items]
Issuance of common stock in exchange for non controlling interest shares					388,064
Terran Orbital Corporation
Temporary And Stockholders Equity Note Disclosure [Line Items]
Noncontrolling Interest,Percentage Of Issued And Outstanding Shares Of Common Stock Of Subsidary						100.00%
Terran Orbital Corporation | PredaSARs common stock
Temporary And Stockholders Equity Note Disclosure [Line Items]
Non controlling interest, number of sahres owned						65,000
Series A Preferred Stock
Temporary And Stockholders Equity Note Disclosure [Line Items]
Temporary equity shares authorized						744,130
Temporary equity shares issued						396,870
Temporary equity shares outstanding						396,870
Temporary equity par or stated value per share						$ 0.0001
Original issue price per share				$ 20.1578
Gross proceeds from issuance of redeemable convertible preferred stock				$ 8,000,000
Number of common shares issued net settlement of preferred stock as part od merger		396,870
Preferred stock dividend rate percentage		8.00%
Dividends declared						$ 0	$ 0
Series A Preferred Stock | Subsequent Event
Temporary And Stockholders Equity Note Disclosure [Line Items]
Threshold Period For Redemption Commencement Of Preferred Stock After Receipt Of Written Notice	60 days
Amended certificate of incorporation
Temporary And Stockholders Equity Note Disclosure [Line Items]
Common stock, shares authorized			5,500,000